Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000247204 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247204 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000247204 | FR_TSR_COM_GZ5K12
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000247204 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000247204 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247204 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247204 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Long Exposure	85.50%
C000247204 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
C000247204 | Consumer Staples
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
C000247204 | Industrials
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
C000247204 | Communication Services
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247204 | Information Technology
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247204 | Utilities
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247204 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
C000247204 | Energy
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
C000247205 | FR_TSR_SCT_GZ5K5
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000247205 | FR_TSR_SCT_GZ5K4
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000247205 | FR_TSR_COM_GZ5K12
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000247205 | FR_TSR_SCT_GZ5K3
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000247205 | FR_TSR_SCT_GZ5K2
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247205 | FR_TSR_SCT_GZ5K6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247205 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Long Exposure	85.50%
C000247205 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	6.50%
C000247205 | Consumer Staples
Holdings [Line Items]
Percent of Total Long Exposure	2.20%
C000247205 | Industrials
Holdings [Line Items]
Percent of Total Long Exposure	1.40%
C000247205 | Communication Services
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247205 | Information Technology
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247205 | Utilities
Holdings [Line Items]
Percent of Total Long Exposure	1.10%
C000247205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
C000247205 | Energy
Holdings [Line Items]
Percent of Total Long Exposure	0.30%
C000247206 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000247206 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000247206 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.30%
C000247206 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000247206 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000247206 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247206 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247206 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247206 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247206 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247206 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000247207 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000247207 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000247207 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.30%
C000247207 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000247207 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000247207 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247207 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247207 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247207 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247207 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000247207 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%